Restricted net assets (Details) (Domestic, CNY) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Country disclosures
Annual appropriations to the general reserve fund and statutory surplus reserve of net after-tax income, prior to payment of dividends (as a percent)	10.00%
The general reserve fund and statutory surplus reserve's fund maximum percentage of the registered capital to allow annual appropriation	50.00%
Amount of restricted net assets for subsidiaries and VIEs	943.0
Restricted percent of net assets of subsidiaries and VIEs	19.40%
PRC subsidiaries
Country disclosures
Amount of restricted net assets for subsidiaries and VIEs	764.8
Consolidated VIEs
Country disclosures
Amount of restricted net assets for subsidiaries and VIEs	178.2